EARNINGS PER SHARE - Additional Information (Details) - shares	3 Months Ended	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2021
Warrant
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Antidilutive securities excluded (in shares)	14,000,000.0	10,000,000.0
Employee equity awards
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Antidilutive securities excluded (in shares)	87,000	1,632,000
Units convertible into common stock
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Antidilutive securities excluded (in shares)	25,900,000	25,900,000